ORGANIZATION	6 Months Ended
Jun. 30, 2011
ORGANIZATION [Text Block]
NOTE 2	ORGANIZATION

SN Strategies Corp. was incorporated under the laws of the State of Nevada on January 18, 2002.

Perfect Support Limited (“Perfect Support”) was incorporated in the British Virgin Islands (“BVI”) on January 15, 2010 as an investment holding company. Through its wholly owned subsidiary, Chengdu Boan Investment Management Co., Limited (“Chengdu Boan”), the Company is principally engaged in providing consultancy services on medical beauty services, cosmetic surgery services and cosmetic dentistry services in the People’s Republic of China (“PRC”). Chengdu Boan was incorporated in the PRC as a wholly-owned foreign enterprise on April 27, 2010. In accordance with the business permit, Chengdu Boan’s right of operation expires on April 27, 2040 and is renewable on expiry.

Sichuan Shesays Cosmetology Hospital Company Limited (“Sichuan Shesays”) was incorporated in the PRC on May 30, 2005 as a limited liability company. Sichuan Shesays is a clinic for providing professional medical beauty services, cosmetic surgery services and cosmetic dentistry services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on May 30, 2025.

On April 27, 2010, Chengdu Boan entered into a series of contractual agreements (collectively known as the Restructuring Agreements and see note 2) with Sichuan Shesays and the stockholders of Sichuan Shesays in which Chengdu Boan assumed the management of the business activities of Sichuan Shesays and its subsidiaries, if any, from time to time, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return to Chengdu Boan. Through this arrangement, Sichuan Shesays and its subsidiaries, if any, became contractually controlled subsidiaries of Chengdu Boan. Based on these contractual arrangements, the Company considers Sichuan Shesays and its subsidiaries to be Variable Interest Entities (“VIEs”) under ASC 810 "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51”and Perfect Support through Chengdu Boan is the primary beneficiary of Sichuan Shesays and its subsidiaries (See note 2). Accordingly, Sichuan Shesays and its subsidiaries should be consolidated under ASC 810. Immediately prior to the transaction completed on April 27, 2010, the five individuals who owned 90% of Perfect Support, the 100% stockholder of Chengdu Boan also owned 100% of the registered capital of Sichuan Shesays. As Perfect Support, Chengdu Boan, Sichuan Shesays and its subsidiaries were under common control, the contractual arrangements have been accounted for as a reorganization of entities under common control and Chengdu Boan consolidates Sichuan Shesays and its subsidiaries in accordance with FASB ASC 805-40-45 and Regulation S-X 3A-02 were accounted for as if the reorganization occurred at the beginning of the first period presented.

On June 6, 2010, SN Strategies Corp., the Parent, China Shesays Medical Cosmetology Inc., the Merger Sub, a Nevada corporation, wholly owned by the Parent and incorporated on May 20, 2010, Perfect Support, known as the Acquired Sub, and the stockholders of the Acquired Sub, entered into an Agreement and Plan of Merger pursuant to which the Merger Sub agreed to acquire 100% of the common stock of the Acquired Sub. In connection with the merger, the Merger Sub issued to the stockholders of the Acquired Sub 10 shares of its common stock of $0.001 each amounting to $0.01 for 50,000 shares of the Acquired Sub’s common stock of $1 each amounting to $50,000 which represents 100% of the outstanding shares of the Acquired Sub’s common stock. The 10 shares of common stock of the Merger Sub were subsequently converted to 13,500,012 shares of common stock of the Parent Company.

Concurrent with the merger, the Merger Sub merged with and into the Parent at the effective time of the merger. The Merger Sub no longer exists, and the Parent’s name was subsequently changed to the Merger Sub’s name.

For financial reporting purposes, the merger has been accounted for as a recapitalization of the Parent whereby the historical financial statements and operations of the Acquired Sub become the historical financial statements of the Company, with no adjustments to the carrying values of the assets and liabilities. Share and per share amounts reflect the effects of the recapitalization for all periods presented. In addition, the presentation for all periods includes equity transactions of the Acquired Sub as adjusted for the effects of the recapitalization.

On July 8, 2010, Sichuan Shesays established a PRC limited liability company, Leshan Jiazhou Shesays Junge Cosmetology Company Limited (“Leshan Jiazhou Shesays”) with a registered capital of $736,594 to which Sichuan Shesays contributed $265,984 in cash and a set of machinery totaling $470,610 in lieu of cash. Leshan Jiazhou Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on June 17, 2014.

On August 18, 2010, Sichuan Shesays together with a third party established a PRC limited liability company, Yibin Shesays Junge Cosmetology Clinic Company Limited (“Yibin Shesays”) with a registered capital of $734,981. Sichuan Shesays contributed $587,985 in cash to the registered capital of Yibin Shesays, representing 80% of the equity of Yibin Shesays. Yibin Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on December 31, 2014.

On October 20, 2010, Sichuan Shesays established a PRC limited liability company, Zigong Shesays Junge Cosmetology Clinic Company Limited (“Zigong Shesays”) with a registered capital of $751,213. Sichuan Shesays contributed $244,219 in cash and a set of machinery totaling $506,994 in lieu of cash. Zigong Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on October 19, 2014.

China Shesays, Perfect Support, Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays are hereinafter referred to as (“the Company”).